Fair Value Measurements (Details) - Schedule of inputs into the black-scholes model - $ / shares		3 Months Ended	12 Months Ended
	Apr. 04, 2022	Mar. 31, 2023	Dec. 31, 2022
Schedule of Inputs into the Black Scholes Model [Abstract]
Exercise Price	$ 11.5	$ 11.5	$ 11.5
Underlying share price	$ 8.08	$ 10.33	$ 10.06
Expected Volatility	25.62%	4.74%	2.97%
Warrant life (years)	5 years	5 years	5 years
Risk-free rate	2.42%	3.60%	3.99%